Annual Total Returns[BarChart] - Moderate Allocation Fund - Moderate Allocation Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.19%	10.90%	15.66%	7.71%	0.16%	9.08%	13.72%	(4.41%)	19.15%	11.67%